Operating profit (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Operating Profit
Operating profit for the year / period is stated after charging / (crediting):

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised*) £m
Staff costs	126.2	59.0	90.4	72.8
Cost of inventories recognized as an expense	63.5	30.7	56.2	59.3
Write down of inventories recognized as an expense	3.8	1.6	2.8	1.4
R&D expenditure (excluding UK R&D tax credits)	7.9	5.3	24.9	16.9
UK R&D tax credits	(2.5)	(0.7)	(1.5)	(1.9)
Depreciation of property, plant and equipment	11.0	4.3	7.3	4.8
Amortization of intangible assets	20.9	7.9	15.7	10.5
Depreciation of right-of-use assets	9.1	3.8	6.7	—
Movements arising on financial instruments at fair value through profit or loss	—	(0.4)	—	0.4
Other net foreign exchange differences (including cash flow hedge movements reclassified from other comprehensive income)	(0.8)	1.6	(0.6)	(0.1)

*	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.

Summary of Auditors Remuneration

	Year ended 31 December 2021 £000	Six months ended 31 December 2020 £000	Year ended 30 June 2020 £000	Year ended 30 June 2019 £000
Audit services
—Group and parent company	646	426	279	178
—Subsidiary companies pursuant to legislation	12	—	8	8
—Assurance services in respect of controls work for US complianc e	—	—	200	—

Total audit fees	658	426	487	186
Audit related assurance services
—Interim review	87	63	22	22
—Attestation under s404 of Sarbanes-Oxley Act 2002 and audit of 20-F filing	535	—	—	—
—Services in respect of the Group’s US listing	653	—	76	—
—Other	35	—	—	—
Total assurance-related fees	657	716	98	22
Other services	6	—	1	1

Total auditor remuneration	1,321	1,142	586	209